Right-of-use Assets, Net (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Right-of-use assets, net
Beginning balance	$ 7,212,165	$ 7,553,052
Ending balance	7,604,567	7,212,165
Cost
Right-of-use assets, net
Beginning balance	11,855,323	11,107,711
Additions	1,873,718	917,079
Retirements	(406,074)	(170,648)
Effect of translation	270	1,181
Ending balance	13,323,237	11,855,323
Accumulated Amortisation
Right-of-use assets, net
Beginning balance	(4,643,158)	(3,554,659)
Depreciation for the year	(1,148,048)	(1,096,774)
Retirements	72,640	8,173
Effect of translation	(104)	102
Ending balance	(5,718,670)	(4,643,158)
Buildings
Right-of-use assets, net
Beginning balance	4,287,905	4,476,729
Ending balance	4,573,386	4,287,905
Buildings | Cost
Right-of-use assets, net
Beginning balance	5,464,584	5,085,242
Additions	1,166,607	655,135
Reclassifications		(107,075)
Retirements	(342,237)	(169,899)
Effect of translation	270	1,181
Ending balance	6,289,224	5,464,584
Buildings | Accumulated Amortisation
Right-of-use assets, net
Beginning balance	(1,176,679)	(608,513)
Reclassifications		35,312
Depreciation for the year	(611,120)	(607,791)
Retirements	72,065	4,211
Effect of translation	(104)	102
Ending balance	(1,715,838)	(1,176,679)
Satellite Transponders
Right-of-use assets, net
Beginning balance	1,924,029	2,209,070
Ending balance	1,638,987	1,924,029
Satellite Transponders | Cost
Right-of-use assets, net
Beginning balance	4,275,619	4,275,619
Ending balance	4,275,619	4,275,619
Satellite Transponders | Accumulated Amortisation
Right-of-use assets, net
Beginning balance	(2,351,590)	(2,066,549)
Depreciation for the year	(285,042)	(285,041)
Ending balance	(2,636,632)	(2,351,590)
Technical Equipment
Right-of-use assets, net
Beginning balance	895,716	841,392
Ending balance	878,797	895,716
Technical Equipment | Cost
Right-of-use assets, net
Beginning balance	1,883,982	1,688,829
Additions	115,591	195,153
Ending balance	1,999,573	1,883,982
Technical Equipment | Accumulated Amortisation
Right-of-use assets, net
Beginning balance	(988,266)	(847,437)
Depreciation for the year	(132,862)	(140,985)
Retirements	352	156
Ending balance	(1,120,776)	(988,266)
Computer Equipment
Right-of-use assets, net
Ending balance	354,019
Computer Equipment | Cost
Right-of-use assets, net
Additions	437,361
Ending balance	437,361
Computer Equipment | Accumulated Amortisation
Right-of-use assets, net
Depreciation for the year	(83,342)
Ending balance	(83,342)
Others
Right-of-use assets, net
Beginning balance	104,515	25,861
Ending balance	159,378	104,515
Others | Cost
Right-of-use assets, net
Beginning balance	231,138	58,021
Additions	154,159	66,791
Reclassifications		107,075
Retirements	(63,837)	(749)
Ending balance	321,460	231,138
Others | Accumulated Amortisation
Right-of-use assets, net
Beginning balance	(126,623)	(32,160)
Reclassifications		(35,312)
Depreciation for the year	(35,682)	(62,957)
Retirements	223	3,806
Ending balance	$ (162,082)	$ (126,623)